Other Payables - Summary of other payables (Details) - SGD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade and other payables [abstract]
Outside parties	$ 36,547	$ 35,875
Deferred grant income	2,459	1,161
Others	90	164
Trade and other payables	$ 39,096	$ 37,200